Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2014
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Jun. 30, 2014
Document Effective Date	Jun. 30, 2014
Prospectus Date	Apr. 30, 2014
American Beacon Bridgeway Large Cap Value Fund | American Beacon Bridgeway Large Cap Value Fund | A Class
Risk/Return:
Trading Symbol	BWLAX
American Beacon Bridgeway Large Cap Value Fund | American Beacon Bridgeway Large Cap Value Fund | C Class
Risk/Return:
Trading Symbol	BWLCX
American Beacon Holland Large Cap Growth Fund | American Beacon Holland Large Cap Growth Fund | A Class
Risk/Return:
Trading Symbol	LHGAX
American Beacon Holland Large Cap Growth Fund | American Beacon Holland Large Cap Growth Fund | C Class
Risk/Return:
Trading Symbol	LHGCX
American Beacon Stephens Small Cap Growth Fund | American Beacon Stephens Small Cap Growth Fund | A Class
Risk/Return:
Trading Symbol	SPWAX
American Beacon Stephens Small Cap Growth Fund | American Beacon Stephens Small Cap Growth Fund | C Class
Risk/Return:
Trading Symbol	SPWCX
American Beacon Stephens Mid-Cap Growth Fund | American Beacon Stephens Mid-Cap Growth Fund | A Class
Risk/Return:
Trading Symbol	SMFAX
American Beacon Stephens Mid-Cap Growth Fund | American Beacon Stephens Mid-Cap Growth Fund | C Class
Risk/Return:
Trading Symbol	SMFCX